FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J.W. Burns & Company, Inc.
Address:  Glacier Creek Office Park
          6711 Towpath Road, Ste. 200
          East Syracuse, NY 13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341
Signature, Place, and Date of Signing:

  Peter N. Bunitsky    East Syracuse, NY   January 6, 2004

Report Type (Check only one.):

[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: 215,597,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITIGROUP CAP PFD VII 7.125%   PFD              17306n203      404    15127 SH       SOLE                                      15127
DUKE ENERGY PFD TR 7.20%       PFD              26439g209      241     9550 SH       SOLE                                       9550
FORD PFD 7.4%                  PFD              22080q208      312    12300 SH       SOLE                                      12300
JP MORGAN CHASE PFD 7.5%       PFD              46623c202      277    10159 SH       SOLE                                      10159
KEYCORP BKD TR CTFS 7.75%      PFD              21988g874      722    26400 SH       SOLE                                      26400
WALT DISNEY PFD 7.0%           PFD              254687304      261     9772 SH       SOLE                                       9772
WELLS FARGO PFD TR IV 7.0%     PFD              94976y207      405    15113 SH       SOLE                                      15113
ABBOTT LABS                    COM              002824100      310     6645 SH       SOLE                                       6645
ALTRIA GROUP (PHILIP MORRIS)   COM              02209S103     1808    33225 SH       SOLE                                      33225
AMERICAN INTL GROUP            COM              026874107     6645   100260 SH       SOLE                                     100260
AMGEN                          COM              031162100     1210    19590 SH       SOLE                                      19590
ANHEUSER BUSCH COS INC         COM              035229103      556    10550 SH       SOLE                                      10550
APPLIED MICRO CIRCUIT          COM              03822w109       66    11080 SH       SOLE                                      11080
AUTOMATIC DATA PROCESS         COM              053015103     4338   109524 SH       SOLE                                     109524
BERKSHIRE HATHAWAY CLASS B     COM              084670207     1033      367 SH       SOLE                                        367
BRISTOL-MYERS SQUIBB           COM              110122108     3683   128779 SH       SOLE                                     128779
CARDINAL HEALTH                COM              14149y108      543     8885 SH       SOLE                                       8885
CHEVRON TEXACO                 COM              166764100     6582    76190 SH       SOLE                                      76190
CISCO SYSTEMS INC              COM              17275R102     7736   319282 SH       SOLE                                     319282
CITIGROUP INC                  COM              172967101     1313    27044 SH       SOLE                                      27044
CLOROX CO                      COM              189054109     6569   135267 SH       SOLE                                     135267
COCA COLA CO                   COM              191216100     5982   117863 SH       SOLE                                     117863
CORNING GLASS                  COM              219350105      477    45703 SH       SOLE                                      45703
DELL INC                       COM              24702r101     1051    30934 SH       SOLE                                      30934
EMC CORP                       COM              268648102     2294   177579 SH       SOLE                                     177579
EXXON MOBIL CORP               COM              30231g102     7019   171196 SH       SOLE                                     171196
FANNIE MAE                     COM              313586109     3087    41127 SH       SOLE                                      41127
FED HOME LOAN M CORP           COM              313400301     3090    52976 SH       SOLE                                      52976
FIRST DATA COPR                COM              319963104     4067    98985 SH       SOLE                                      98985
FRIEDMAN, BILLINGS, RAMSEY     COM              358434108      902    39100 SH       SOLE                                      39100
GANNETT CO                     COM              364730101     2445    27425 SH       SOLE                                      27425
GENERAL ELEC CO                COM              369604103     8139   262729 SH       SOLE                                     262729
GILLETTE CO                    COM              375766102     1438    39148 SH       SOLE                                      39148
HERSHEY FOODS CORP             COM              427866108      333     4328 SH       SOLE                                       4328
HOME DEPOT INC                 COM              437076102     2658    74890 SH       SOLE                                      74890
IBM                            COM              459200101      535     5769 SH       SOLE                                       5769
ILLINOIS TOOL WORKS            COM              452308109     6925    82527 SH       SOLE                                      82527
INTEL CORP                     COM              458140100    10062   313941 SH       SOLE                                     313941
J.M. SMUCKER CO                COM              832696405     4138    91361 SH       SOLE                                      91361
JOHNSON & JOHNSON              COM              478160104    10523   203704 SH       SOLE                                     203704
KEY CORP                       COM              493267108     1509    51482 SH       SOLE                                      51482
LOWES COMPANIES INC            COM              548661107     3163    57100 SH       SOLE                                      57100
LUCENT TECHNOLOGIES            COM              549463107       30    10725 SH       SOLE                                      10725
MEDTRONIC INC                  COM              585055106     6145   126414 SH       SOLE                                     126414
MERCK & CO INC                 COM              589331107      627    13579 SH       SOLE                                      13579
MICROSOFT CORP                 COM              594918104     9831   359178 SH       SOLE                                     359178
NEXTEL COMMUNICATION           COM              65332v103      652    23225 SH       SOLE                                      23225
NOKIA CORP ADR                 COM              654902204     2939   172897 SH       SOLE                                     172897
PENNINSULA HOLDINGS GROUP      COM              70713p105        1    21000 SH       SOLE                                      21000
PEPSICO INC                    COM              713448108     7595   162922 SH       SOLE                                     162922
PFIZER INC                     COM              717081103     7478   211671 SH       SOLE                                     211671
PLUM CREEK TIMBER CO           COM              729251108      279     9175 SH       SOLE                                       9175
PROCTER & GAMBLE CO            COM              742718109     3567    35714 SH       SOLE                                      35714
ST. JUDE MEDICAL               COM              790849103      472     7700 SH       SOLE                                       7700
STATE STREET BOSTON            COM              857477103     8657   166232 SH       SOLE                                     166232
STRYKER CO                     COM              863667101    12032   141540 SH       SOLE                                     141540
SUN MICROSYSTEMS               COM              866810104      102    22780 SH       SOLE                                      22780
TEXAS INSTRUMENTS              COM              882508104      534    18190 SH       SOLE                                      18190
TOOTSIE ROLL                   COM              890516107     2409    66930 SH       SOLE                                      66930
TRUSTCO BANK CORP NY           COM              898349105     6168   469078 SH       SOLE                                     469078
WASHINGTON MUTUAL              COM              939322103     1640    40880 SH       SOLE                                      40880
WELLS FARGO & CO               COM              949746101     7186   122027 SH       SOLE                                     122027
WRIGLEY WM JR CO               COM              982526105    10428   185525 SH       SOLE                                     185525
ZIMMER HOLDINGS                COM              98956p102     1969    27967 SH       SOLE                                      27967